Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Lease Costs Recognized under ASC 842 and Other Information Pertaining to Operating Leases
The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Corporation’s operating leases for the three and nine months ended September 30, 2021:

Three Months Ended September 30, 2021
(in thousands)
Operating lease cost	$1,126
Variable lease cost	123
Short-term lease cost	15
Sublease income	(650)
Total lease cost	$614

Nine Months Ended September 30, 2021
(in thousands)
Operating lease cost	$3,351
Variable lease cost	391
Short-term lease cost	45
Sublease income	(2,077)
Total lease cost	$1,710
Other information
Cash paid for amounts included in the measurement of lease liabilities	$3,894
Weighted-average remaining lease term	4.4 years
Weighted-average discount rate	10.26%

The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to the Corporation’s operating leases for the years ended December 31, 2020 and 2019:

Year ended December 31, 2020
(in thousands)
Operating lease cost	$4,533
Variable lease cost	632
Short-term lease cost	20
Sublease income	(3,098)
Total lease cost	$2,087
Other information
Cash paid for amounts included in the measurement of lease liabilities	$4,979
Weighted-average remaining lease term (in years)	4.4
Weighted-average discount rate	10.17%

Year ended December 31, 2019
(in thousands)
Operating lease cost	$4,552
Variable lease cost	654
Short-term lease cost	58
Sublease income	(989)
Total lease cost	$4,275
Other information
Cash paid for amounts included in the measurement of lease liabilities	$4,804
Weighted-average remaining lease term (in years)	4.8
Weighted-average discount rate	10.05%

Summary of Maturities of Operating Lease Liabilities
Pursuant to the terms of the Corporation’s non-cancelable lease agreements in effect at December 31, 2020, the following table summarizes the Corporation’s maturities of lease liabilities as of September 30, 2021:

(in thousands)
2021	$1,321
2022	3,001
2023	1,493
2024	1,157
2025	1,149
Thereafter	2,639
Total lease payments	10,760
Less: imputed interest	(2,213)
Total	$8,547

Pursuant to the terms of the Corporation’s non-cancelable lease agreements in effect at December 31, 2020, the following table summarizes the Corporation’s maturities of lease liabilities as of December 31, 2020:

Year ended December 31, 2020
(in thousands)
2021	$5,017
2022	2,747
2023	1,408
2024	1,089
2025	1,121
Thereafter	2,649
Total lease payments	$14,031
Less: imputed interest	(2,887)
Total	$11,144